Swan Defined Risk Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 41 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Swan Defined Risk Fund Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Swan Defined Risk Fund Class Y Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.13%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Swan Capital Management, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.01% of average daily net assets attributable to Class Y shares. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, October 31, 2020, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Swan Defined Risk Fund | Class Y Shares | USD ($)	115	389	684	1,522

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

• equity securities that are represented in the S&P 500 Index,

• exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

• buying and selling exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) US companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) (i) put and call options on equity indices, such as the S&P 500, Sector SDPR and Russell 2000, (ii) ETFs and (iii) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.

Rebalancing

The sub-adviser may rebalance the ETF portfolio monthly to maintain approximately equal weighting across the sectors of the S&P 500 to avoid excessive exposure to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the ETF portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

• Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

• Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

• Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

• Small Capitalization Risk: To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class Y shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class Y shares would be different from Class I shares because Class Y shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The below performance reflects the previous investment objective of the Fund.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2013	5.28%
Worst Quarter:	12/31/2018	(10.29)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 10.21%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Swan Defined Risk Fund		Label	One Year	Five Years	Since Inception [1]	Since Inception [2]	Inception Date
Class I Shares		Return before taxes	(8.84%)	1.80%	3.53%		Jul. 30, 2012
Class I Shares | Return after taxes on distributions			(9.06%)	1.57%	3.29%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(5.08%)	1.36%	2.74%
Class A Shares		Return before taxes	(14.09%)	0.41%	2.37%		Jul. 30, 2012
Class C Shares		Return before taxes	(9.77%)	0.80%		2.37%	Oct. 18, 2012
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		(4.38%)	8.49%	12.00%	11.44%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[4]		0.01%	2.52%	1.71%	1.76%
60% S&P 500 Index/40% Barclays Aggregate US Bond Index (reflects no deduction for fees, expenses or taxes)	[5]		(2.35%)	6.24%	7.93%	7.63%
[1]	The Fund's Class I shares and Class A shares commenced operations on July 30, 2012.
[2]	The Fund's Class C shares commenced operations on October 18, 2012.
[3]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[4]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[5]	The 60% S&P 500 Index/40% Barclays Aggregate US Bond Index is a blend of the two above indices.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares. The table above illustrates how the Fund’s average annual returns compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition.

Swan Defined Risk Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK EMERGING MARKETS FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 41 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Swan Defined Risk Emerging Markets Fund Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Swan Defined Risk Emerging Markets Fund Class Y Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.59%
Interest Expense	0.10%
Remaining Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.44%	[1]
Total Annual Fund Operating Expenses	2.03%
Fee Waiver and Expense Reimbursement	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds ("ETFs").
[2]	Swan Capital Management, LLC (the "Adviser") contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.01% of average daily net assets attributable to Class Y shares. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, October 31, 2020, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Swan Defined Risk Emerging Markets Fund | Class Y Shares | USD ($)	158	590	1,049	2,320

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

• foreign (including emerging markets) equity securities, including American depository receipts, of any market capitalization,

• exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

• buying and selling exchange-traded put and call options on various ETFs and foreign equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market to minimize the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities economically tied to emerging markets. Securities considered to be economically tied to emerging market countries include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of emerging markets or (6) options on securities of any of the above described issuers. The sub-adviser may consider an issuer to be economically tied to emerging markets even though it may be based in a developed market such as the United States. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. Emerging market countries are those represented in the MSCI Emerging Markets Index. Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and/or Taiwan (Asia).

The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund. The ETFs in which the Fund will invest may also invest in small and medium capitalization companies.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in protective long-term index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) put and call options on (i) ETFs, (ii) foreign equity indices, (iii) foreign equity securities, and (iv) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option.

Rebalancing

The sub-adviser may rebalance the portfolio monthly to avoid excessive exposure to one economic sector or foreign country/region. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

• ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

• Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular securities, ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

• Option Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund’s portfolio securities. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

• Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class Y shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class Y shares would be different from Class I shares because Class Y shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The below performance reflects the previous investment objective of the Fund.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2017	6.84%
Worst Quarter:	9/30/2015	(10.89)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was (2.81)%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Swan Defined Risk Emerging Markets Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(10.79%)	0.49%	Dec. 30, 2014
Class I Shares | Return after taxes on distributions			(10.92%)	0.05%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(6.30%)	0.27%
Class A Shares		Return before taxes	(15.88%)	(1.14%)	Dec. 30, 2014
Class C Shares		Return before taxes	(11.61%)	(0.48%)	Dec. 30, 2014
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		0.01%	1.70%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[2]		(14.25%)	3.05%
60% MSCI Emerging Markets Index/40% Barclays Aggregate US Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		(10.05%)	1.13%
[1]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The 60% MSCI Emerging Markets Index/40% Barclays Aggregate US Bond is a blend of the two above indices.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares. The table above illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition.

Swan Defined Risk Foreign Developed Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK FOREIGN DEVELOPED FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 41 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Swan Defined Risk Foreign Developed Fund Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Swan Defined Risk Foreign Developed Fund Class Y Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.76%
Interest Expense	0.20%
Remaining Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.30%	[1]
Total Annual Fund Operating Expenses	2.06%
Fee Waiver and Expense Reimbursement	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.52%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds ("ETFs").
[2]	Swan Capital Management, LLC (the "Adviser") contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.02% of average daily net assets attributable to Class Y shares. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, October 31, 2020, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Swan Defined Risk Foreign Developed Fund | Class Y Shares | USD ($)	155	594	1,059	2,347

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by primarily investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

• equity securities of large capitalization (over $10 billion) companies in countries represented in the MSCI EAFE Index. (i.e. foreign developed markets), including American depository receipts,

• exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

• buying and selling exchange-traded put and call options on various ETFs and foreign equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market to minimize the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities economically tied to developed countries outside the U.S. Securities considered to be economically tied to developed countries outside the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more foreign developed markets; (2) an issuer of securities that are principally traded in one or more foreign developed markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more foreign developed markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more foreign developed markets; (4) a governmental or quasi-governmental entity of a foreign developed market; (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of foreign developed markets or (6) options on securities of any of the above described issuers.

The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market while seeking to minimize the traditional losses incurred during foreign bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) put and call options on (i) ETFs, (ii) foreign equity indices, (iii) foreign equity securities, and (iv) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option.

Rebalancing

The sub-adviser may rebalance the portfolio monthly to avoid excessive exposure to one economic sector or foreign country/region. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the ETF portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

• ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Written option positions expose the Fund to potential losses many times the option premium received.

• Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular securities, ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

• Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class Y shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class Y shares would be different from Class I shares because Class Y shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The below performance reflects the previous investment objective of the Fund.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2017	4.43%
Worst Quarter:	12/31/2018	(7.06)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 4.67%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Swan Defined Risk Foreign Developed Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(11.04%)	0.76%	Dec. 29, 2015
Class I Shares | Return after taxes on distributions			(11.30%)	0.21%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(6.36%)	0.51%
Class A Shares		Return before taxes	(16.21%)	(1.36%)	Dec. 29, 2015
Class C Shares		Return before taxes	(11.90%)	(0.20%)	Dec. 29, 2015
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		0.01%	2.13%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[2]		(13.36%)	3.07%
60% MSCI EAFE/40% Barclays Aggregate US Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		(8.03%)	2.87%
[1]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The 60% MSCI EAFE/40% Barclays Aggregate US Bond Index is a blend of the two above indices.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares. The table above illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition.

Swan Defined Risk U.S. Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK U.S. SMALL CAP FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 41 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Swan Defined Risk U.S. Small Cap Fund Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Swan Defined Risk U.S. Small Cap Fund Class Y Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.63%
Interest Expense	0.12%
Remaining Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	1.81%
Fee Waiver and Expense Reimbursement	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.32%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds ("ETFs").
[2]	Swan Capital Management, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.02% of average daily net assets attributable to Class Y shares. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, October 31, 2020, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Swan Defined Risk U.S. Small Cap Fund | Class Y Shares | USD ($)	134	522	934	2,086

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

• equity securities of domestic small capitalization companies,

• exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

• buying and selling exchange-traded put and call options on various ETFs, securities and equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while avoiding the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of domestic small capitalization (under $3 billion) companies through ETFs. However, the Fund may have small investments in equity securities of medium and large capitalization companies as well as foreign companies. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in protective long-term index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) (i) put and call options on equity indices, such as the Russell 2000, (ii) ETFs and (iii) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.

Rebalancing

The sub-adviser may rebalance the portfolio monthly to avoid excessive exposure to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Written option positions expose the Fund to potential losses many times the option premium received.

• Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular securities, ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

• Option Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund’s portfolio securities. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

• Small Capitalization Risk: To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies.

• Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class Y shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class Y shares would be different from Class I shares because Class Y shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The below performance reflects the previous investment objective of the Fund.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2016	5.45%
Worst Quarter:	12/31/2018	(14.37)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 7.48%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Swan Defined Risk U.S. Small Cap Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(9.94%)	3.23%	Dec. 29, 2015
Class I Shares | Return after taxes on distributions			(9.94%)	3.20%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(5.89%)	2.48%
Class A Shares		Return before taxes	(15.19%)	1.07%	Dec. 29, 2015
Class C Shares		Return before taxes	(10.87%)	2.25%	Dec. 29, 2015
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		0.01%	2.13%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]		(11.01%)	6.59%
60% Russell 2000 Total Return/40% Barclays Aggregate US Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		(6.31%)	5.16%
[1]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The 60% Russell 2000 Total Return/40% Barclays Aggregate US Bond Index is a blend of the two above indices.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares. The table above illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition.

Swan Defined Risk Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK GROWTH FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 41 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Swan Defined Risk Growth Fund Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Swan Defined Risk Growth Fund Class Y Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	9.48%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	10.53%
Fee Waiver and Expense Reimbursement	(9.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.07%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds ("ETFs").
[2]	Swan Capital Management, LLC (the "Adviser") contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.02% of average daily net assets attributable to Class Y shares. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, October 31, 2020, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Swan Defined Risk Growth Fund | Class Y Shares | USD ($)	109	2,179	4,025	7,820

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly in:

• capitalization-weighted U.S. large capitalization exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500 Index,

• exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

• exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) US companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund. The Fund differs from other funds managed by the adviser and sub-adviser by focusing on growth over protection. The Fund purchases slightly “out-of-the-money” put options, i.e., put options where the current price of the underlying stock is above the strike price of the option, thus spending less on hedging. This small difference is spent on additional market exposure to increase growth potential.

The DRS philosophy is based upon the adviser and sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Stock Selection

The Fund invests 75-95% of its assets in capitalization-weighted U.S. large capitalization ETFs. This underlying position is hedged with long-term put options.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund may be invested 75-95% in the iShares Core S&P 500 ETF or SPDR S&P 500 ETF, or a combination of the two. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

• Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.

• Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.

• Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

• Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

• Limited History of Operations Risk: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

• Option Risk: Purchased put options may expire worthless. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.swandefinedriskfunds.com or by calling 1-877-896-2590.